Risk Report - Asset Quality - Financial Assets at amortized cost - Development of Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Development of Forborne financial assets at amortized cost [Abstract]
Balance, beginning of the year	€ 13,741	€ 13,459
Classified as forborne during the year	3,196	4,945
Transferred to non-forborne during the year (including repayments)	(5,899)	(4,934)
Charge-offs	(142)	(43)
Exchange rate and other movements	248	313
Balance, end of the year	€ 11,143	€ 13,741